Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments - JPY (¥) ¥ in Thousands	Mar. 31, 2015	Mar. 31, 2014
Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments [Line Items]
2016	¥ 3,656,304
2017	2,356,415
2018	1,334,395
2019	641,375
2020	129,148
2021 and thereafter	31
Total minimum lease payments	8,117,668
Less amounts representing interest	(255,134)
Present value of net minimum capital lease payments	7,862,534
Less current portion	(3,522,113)	¥ (3,753,026)
Noncurrent portion	4,340,421	¥ 4,603,322
Connectivity Lines [Member]
Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments [Line Items]
2016	390,720
2017	390,720
2018	193,610
Total minimum lease payments	975,050
Other Operating Leases [Member]
Note 9 - Leases (Details) - Lessee Future Minimum Lease Payments [Line Items]
2016	3,119,351
2017	3,264,243
2018	700,711
2019	116,649
2020	111,880
2021 and thereafter	308,681
Total minimum lease payments	¥ 7,621,515